Share-Based Compensation (Details Textual)	1 Months Ended		3 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	408,667		408,667
Allocated Share-based Compensation Expense			$ 551,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 3,000,000	$ 3,000,000	3,000,000
Share based Compensation Arrangement by Sharebased Payment Award Options Grants in Period Fair Value			$ 3,600,000
Successor [Member]
Allocated Share-based Compensation Expense		$ 0.6